Income Taxes (Schedule of Classification of Deferred Income Tax Asset (Liability)) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred income taxes
Gross assets		$ 563	$ 753
Gross liabilities
Net current deferred income tax asset		563	753
Noncurrent deferred income taxes
Gross assets		700	679
Gross liabilities	(2,950)	(2,992)	(3,301)
Net noncurrent deferred income tax (liability) asset		(2,292)	(2,622)
Deferred liability, net		$ (1,729)	$ (1,869)